Staff costs - Schedule of options activity (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2022 shares Argentian_peso / € € / £ people contract £ / shares	Dec. 31, 2021 shares € / £ Argentian_peso / € people £ / shares	Dec. 31, 2020 people shares € / £ £ / shares
Share-based payment arrangement
Exchange rate | Argentian_peso / €	189.12	116.30
Santander UK plc
Share-based payment arrangement
Exchange rate | € / £	1.1277	1.1904	1.1168
Santander UK plc | Sharesave plan
Share-based payment arrangement
Number of shares outstanding, beginning of period	25,936	21,162	23,373
Options granted (in shares)	13,068	9,414	11,642
Options exercised (in shares)	(242)	(48)	(860)
Options cancelled (net) or not exercised (in shares)	(8,774)	(4,592)	(12,993)
Number of share options outstanding, end of period	29,988	25,936	21,162
Options granted (in GBP per share) | £ / shares	£ 1.89	£ 2.43	£ 1.65
Options exercised (in GBP per share) | £ / shares	1.69	1.86	2.75
Options cancelled (net) or not exercised (in GBP per share) | £ / shares	£ 2.59	£ 2.95	£ 2.96
Number of persons | people	4,362	4,142	5,012
Minimum number of accounts/contracts per employee | contract	1